Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 11, 2012
Adv Inv | Spartan Intermediate Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None